SCHEDULE OF DETAILS OF ENTITIES DISPOSED (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Total gain on disposal of subsidiaries	$ 50,545
Guangzhou LOBO [Member]
Total assets	221,376
Total liabilities	842,393
Total net assets	(621,017)
Total noncontrolling interest
Subtotal	(621,017)
Total consideration	2,501
Total gain on disposal of subsidiaries	623,518
Wuxi Jinbang [Member]
Total assets	4,572,952
Total liabilities	3,322,166
Total net assets	1,250,786
Total noncontrolling interest	(187,618)
Subtotal	1,063,168
Total consideration	1,275,762
Total gain on disposal of subsidiaries	212,594
Beijing LOBO [Member]
Total assets	10,283,923
Total liabilities	6,611,665
Total net assets	3,672,258
Subtotal	3,672,258
Total consideration	3,722,803
Total gain on disposal of subsidiaries	$ 50,545